SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of condensed financial statement balances and amounts of Company's VIEs

The following condensed financial statement balances and amounts of the Parent Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Parent Company, its subsidiaries and its VIEs.

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	54,602	12,469
Restricted cash	—	2,000
Amounts due from related parties	1,651	3
Accounts receivable, net	110,219	9
Prepaid expenses and other current assets	66,722	29,676
Deferred tax assets, net	54,973	17,010
Property and equipment, net	38,303	3,582
Right-of-use assets	36,534	341
TOTAL ASSETS	363,004	65,090
Payroll and welfare payables	29,386	21,755
Amounts due to related parties	722	4,559
Refund liabilities	180,104	—
Tax payables	164,444	232,730
Accrued expenses and other current liabilities	121,319	24,118
Other payable related to the disposal of Shanghai Caiyin	839,830	566,532
Lease liabilities	34,620	170
TOTAL LIABILITIES	1,370,425	849,864

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue	2,881,940	2,151,165	624,868
Operating income	685,206	583,741	230,415
Net income	611,758	571,227	254,283
Net cash (used in) provided by operating activities	(228,368)	19,465	(40,071)
Net cash used in investing activities	(16,423)	(35,505)	(62)
Net cash used in financing activities	(433,600)	(12,299)	—

Summary of property and equipment estimated useful lives	Property and equipment consist of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:
Category	Estimated useful life
Electronic equipment	3 years

Office equipment & Furniture	5 years

Motor vehicles	4 years

Leasehold improvement	Shorter of the lease term or expected useful life

Software	10 years

Summary of disaggregation of revenue by product

The following table illustrates the disaggregation of revenue by product and services the Company offered in 2018, 2019 and 2020, respectively:

For the year ended December 31, 2018	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	2,245,941	174,370	27,021	2,447,332
Other online standard loan products	51	26,938	89,582	116,571
Offline and non-standard loan products	916	40,660	1,918	43,494
Other services	—	—	274,543	274,543
Total	2,246,908	241,968	393,064	2,881,940

For the year ended December 31, 2019	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	1,742,708	230,024	1,648	1,974,380
Other online standard loan products	4,357	5,854	6	10,217
Offline and non-standard loan products	—	31,169	1,177	32,346
Other services	—	—	213,233	213,233
Total	1,747,065	267,047	216,064	2,230,176

For the year ended December 31, 2020	Loan facilitation services	Post- origination services	Other revenues	Total
	RMB	RMB	RMB	RMB
Current loan products	943,084	112,731	—	1,055,815
Offline and non-standard loan products	—	—	—	—
Other services	—	—	244,345	244,345
Total	943,084	112,731	244,345	1,300,160

Summary of incentives paid to investors	Such incentives are recorded as a reduction of revenue over the investment period and the incentive accrued not paid are recorded as refund liabilities based on the management’s best estimate. The Company was released from the obligation under the refund liabilities and recognized as other revenue of amounting to RMB 77,045 in year 2020.
	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Incentives paid to:
New investors	89,776	92,696	—
Returning investors	206,380	353,297	202,463
Total incentives paid to investors	296,156	445,993	202,463